Commitments and Contingencies (Details)		12 Months Ended
		Dec. 31, 2015 USD ($) debt_instrument	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commitments
Less than one year		$ 50,692,000	$ 166,356,000
Total
Unfunded commitments, due in one year		50,692,000	166,356,000
Unfunded commitments related to cost basis limited partnership interests, due in one year		8,692,000	4,997,000
Rent expense, net of sublease income		12,050,000	7,628,000	$ 5,439,000
Minimum reimbursement amount due in the future		8,640,000
Other Letters of Credit
Total
Amount of credit facility under agreement for general corporate purposes		9,095,000
Revolving credit facility
Total
Amount of credit facility under agreement for general corporate purposes		50,000,000
Adjusted net worth required for each quarter		1,100,000,000
Amount outstanding		0	0
GWL&A Financial
Related party long-term debt - principal
More than five years	[1]	528,400,000
Total	[1]	528,400,000
Related party long-term debt - interest
Less than one year	[2]	37,031,000
One to three years	[2]	74,062,000
Three to five years	[2]	74,062,000
More than five years	[2]	789,976,000
Total	[2]	975,131,000
Investment purchase obligations
Less than one year	[3]	50,692,000
Total	[3]	50,692,000
Operating leases
Less than one year	[4]	12,681,000
One to three years	[4]	22,415,000
Three to five years	[4]	17,066,000
More than five years	[4]	4,510,000
Total	[4]	56,672,000
Commitments
Less than one year	[5]	32,341,000
One to three years	[5]	45,623,000
Three to five years	[5]	37,438,000
More than five years	[5]	27,601,000
Total	[5]	143,003,000
Total
Less than one year		132,745,000
One to three years		142,100,000
Three to five years		128,566,000
More than five years		1,350,487,000
Total		$ 1,753,898,000
Number of long-term surplus notes | debt_instrument		2
Unfunded commitments, due in one year	[5]	$ 32,341,000
GWL&A Financial | Letter of Credit
Total
Debt Instrument, Number | debt_instrument		2
GWL&A Financial | First letter of credit
Total
Amount outstanding		$ 0	0
First Letter of Credit Received as Collateral under Reinsurance Arrangement		1,176,680,000
GWL&A Financial | Second letter of credit
Total
Second Letter of Credit Received as Collateral under Reinsurance Arrangement		$ 70,000,000
Insurance Claims
Total
Loss Contingency, Damages Sought, Value			$ 20,000,000

[1]	Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.
[2]	Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bears interest initially at a fixed rate that will change in the future based upon the then current three-month London Interbank Offering Rate. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2015, and do not consider the impact of future interest rate changes.
[3]	Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans on real estate, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans on real estate is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2015, and 2014, were $50,692 and $166,356, of which $8,692 and $4,997 was related to cost basis limited partnership interests, respectively, all of which is due within one year from the dates indicated.
[4]	Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $12,050, $7,628, and $5,439 for the years ended December 31, 2015, 2014, and 2013, respectively and is recorded in general insurance expense. The Company’s total future operating lease obligation will be reduced by minimum reimbursement of $8,640 due in the future under non-cancelable agreements. From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.
[5]	Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include: · Expected contributions to the Company’s defined benefit pension plan and benefit payments for the Post-Retirement Medical Plan and Supplemental Executive Retirement Plan through 2021.· Miscellaneous purchase obligations to acquire goods and services.· Unrecognized tax benefits